Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Erroneous Compensation Analysis

In accordance with the Clawback Policy, the Compensation Committee evaluated whether there was any erroneously awarded compensation subject to recovery under the Clawback Policy. The Compensation Committee concluded that there was no erroneously awarded compensation requiring recovery under the Clawback Policy, because the restated amounts did not impact the achievement of any financial reporting measure used in determining incentive-based compensation of the covered executives for awards received by covered executive officers during the applicable lookback period.

Restatement does not require Recovery

Compensation Clawback. In December 2024, we adopted a written Compensation Recovery Policy ("Clawback Policy") addressing the recoupment of incentive-based compensation from current or former covered officers to ensure compliance with the requirements of Nasdaq Listing Rule 5608, which implements Rule 10D-1 under the Exchange Act. Under the Clawback Policy, the Company will recover any erroneously awarded incentive-based compensation from current or former executive officers subject to the Clawback Policy that was received within the applicable recovery period. The Compensation Committee has the discretion to make all decisions under this policy.

As previously disclosed, during 2024, the Company restated the Informa Tech Digital Businesses' (i) unaudited interim condensed combined financial statements as of and for the six months ended June 30, 2024, which were previously included in the Company's Registration Statement on Form S-4/A, originally filed with the SEC on September 4, 2024, and (ii) unaudited interim condensed combined financial statements as of and for the three months ended March 31, 2024 and for the three months ended March 31, 2024 and 2023, which were included in the Company's Registration Statement on Form S-4, originally filed with the SEC on June 27, 2024, and, in 2025, the Company restated the Informa Tech Digital Businesses' (a) audited combined financial statements as of December 31, 2023 and 2022 and for the three years ended December 31, 2023, which were included in the Company's final prospectus on Form 424(b)(3) filed on October 25, 2024 and filed as Exhibit 99.9 to the Company's Form 8-K/A filed on December 9, 2024, (b) unaudited condensed combined financial statements as of September 30, 2024 and for the three and nine months ended September 30, 2024 and 2023, which were filed as Exhibit 99.10 to the Company's Form 8-K/A filed on December 9, 2024, (c) unaudited condensed combined financial statements as of June 30, 2024 and for the six months ended June 30, 2024 and 2023, which were filed as Exhibit 99.1 to the Company’s Form 8-K filed on December 6, 2024, and (d) unaudited condensed combined financial statements as of March 31, 2024 and for the three months ended March 31, 2024 and 2023, which were filed as Exhibit 99.2 to the Company's Form 8-K filed on December 6, 2024.

In accordance with the Clawback Policy, the Compensation Committee evaluated whether there was any erroneously awarded compensation subject to recovery under the Clawback Policy. The Compensation Committee concluded that there was no erroneously awarded compensation requiring recovery under the Clawback Policy, because the restated amounts did not impact the achievement of any financial reporting measure used in determining incentive-based compensation of the covered executives for awards received by covered executive officers during the applicable lookback period.